NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
U.S. GOVERNMENT SECURITY—0.6%
U.S. Treasury Note
2.625%, 2/15/29	$620	$671

TOTAL U.S. GOVERNMENT SECURITY
(Identified Cost $678)		671

MUNICIPAL BONDS—0.6%
Michigan—0.1%
Tobacco Settlement Finance Authority Revenue Taxable
Series A
7.309%, 6/1/46	170	172

Virginia—0.5%
Tobacco Settlement Financing Corp. Revenue Taxable
Series A-1, Taxable
6.706%, 6/1/46	630	606

TOTAL MUNICIPAL BONDS
(Identified Cost $797)		778

FOREIGN GOVERNMENT SECURITIES—6.9%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	295	32
RegS
7.650%, 4/21/25(1)(2)	825	89
Dominican Republic 144A
6.000%, 7/19/28(3)	250	273
Federal Republic of Nigeria 144A
7.875%, 2/16/32(3)	495	521
Kingdom of Abu Dhabi 144A
3.125%, 9/30/49(3)	200	194
Kingdom of Jordan 144A
5.750%, 1/31/27(3)	200	205
Kingdom of Morocco 144A
5.500%, 12/11/42(3)	300	358
Kingdom of Saudi Arabia
144A
4.375%, 4/16/29(3)	490	550
144A
4.500%, 10/26/46(3)	300	334
Republic of Angola 144A
8.250%, 5/9/28(3)	200	207
Republic of Egypt
144A
7.600%, 3/1/29(3)	200	212
144A
8.500%, 1/31/47(3)	200	212
Republic of Ghana 144A
7.625%, 5/16/29(3)	200	200
Republic of Kenya 144A
8.000%, 5/22/32(3)	315	330
Republic of Mongolia 144A
8.750%, 3/9/24(3)	200	223
Republic of South Africa
5.650%, 9/27/47	390	389
Republic of Sri Lanka 144A
6.750%, 4/18/28(3)	240	229
Republic of Turkey
4.875%, 10/9/26	275	254
6.000%, 3/25/27	305	299
7.625%, 4/26/29	425	452

	Par Value		Value
FOREIGN GOVERNMENT SECURITIES—continued
Russian Federation 144A
5.625%, 4/4/42(3)	$600		$739
Sultanate of Oman 144A
5.375%, 3/8/27(3)	455		447
Ukraine 144A
7.375%, 9/25/32(3)	555		557
United Mexican States
4.150%, 3/28/27	275		291
4.500%, 4/22/29	260		282
Series M 6.500%, 6/9/22	6,713	MXN	338

TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $8,858)			8,217

MORTGAGE-BACKED SECURITIES—22.7%
Agency—1.8%
Federal National Mortgage Association
Pool #AT2016 3.000%, 4/1/43	341		352
Pool #AS4992 3.500%, 5/1/45	203		212
Pool #AS5696 3.500%, 8/1/45	436		454
Pool #AS9393 4.000%, 4/1/47	109		114
Pool #MA3058 4.000%, 7/1/47	85		89
Pool #MA3088 4.000%, 8/1/47	682		716
Pool #MA3121 4.000%, 9/1/47	251		262

			2,199

Non-Agency—20.9%
Agate Bay Mortgage Trust 2016-3, A5 144A
3.500%, 8/25/46(3)(4)	207		210
American Homes 4 Rent Trust
2014-SFR2, C 144A
4.705%, 10/17/36(3)	435		469
2015-SFR1, A 144A
3.467%, 4/17/52(3)	313		325
2015-SFR2, C 144A
4.691%, 10/17/52(3)	340		371
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A
3.674%, 7/27/48(3)(4)	331		334
2019-1, A1 144A
3.920%, 11/25/48(3)(4)	360		366
Angel Oak Mortgage Trust LLC 2019-3, A1 144A
2.930%, 5/25/59(3)(4)	331		333
Arroyo Mortgage Trust
2018-1, A1 144A
3.763%, 4/25/48(3)(4)	98		100
2019-1, A1 144A
3.805%, 1/25/49(3)(4)	153		157
2019-2, A1 144A
3.347%, 4/25/49(3)(4)	196		199
Banc of America Funding Trust 2005-1, 1A1
5.500%, 2/25/35	75		77

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
Bank of America (Merrill Lynch - Countrywide)
Alternative Loan Trust 2004-22CB, 1A1
6.000%, 10/25/34	$118	$121
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A
4.250%, 4/28/55(3)	275	288
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A
4.250%, 6/28/53(3)(4)	130	136
Bunker Hill Loan Depositary Trust 2019-1, A1 144A
3.613%, 10/26/48(3)(4)	655	662
Caesars Palace Las Vegas Trust 2017-VICI, C 144A
4.138%, 10/15/34(3)	215	225
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A
4.000%, 4/25/49(3)(4)	218	220
CHC Commercial Mortgage Trust 2019-CHC, A (1
month LIBOR + 1.120%) 144A
3.148%, 6/15/34(3)(4)	205	205
CIT Home Equity Loan Trust 2003-1, A5
5.480%, 7/20/34(4)	83	83
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A
2.720%, 7/25/49(3)(4)	283	283
2015-A, A1 144A
3.500%, 6/25/58(3)(4)	92	93
2019-RP1, A1 144A
3.500%, 1/25/66(3)(4)	274	281
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A
2.930%, 2/25/48(3)(4)	80	80
2019-1, A1 144A
3.705%, 3/25/49(3)(4)	112	113
2019-3, A1 144A
2.764%, 8/25/49(3)(4)	468	471
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2
144A
3.761%, 4/25/44(3)(4)	92	92
Deephaven Residential Mortgage Trust 2017-1A, A2 144A
2.928%, 12/26/46(3)(4)	16	16
Ellington Financial Mortgage Trust
2017-1, A1 144A
2.687%, 10/25/47(3)(4)	187	186
2018-1, A1FX 144A
4.140%, 10/25/58(3)(4)	133	135
2019-1, A1 144A
2.934%, 6/25/59(3)(4)	222	222
Galton Funding Mortgage Trust
2017-1, A21 144A
3.500%, 7/25/56(3)(4)	121	123
2018-1, A23 144A
3.500%, 11/25/57(3)(4)	210	212
2018-2, A41 144A
4.500%, 10/25/58(3)(4)	302	309
GCAT LLC 2019-NQM1, A1 144A
2.985%, 2/25/59(3)(4)	122	123
GSAA Home Equity Trust 2005-12, AF3W
4.999%, 9/25/35(4)	86	91
Homeward Opportunities Fund I Trust 2019-1, A1 144A
3.454%, 1/25/59(3)(4)	248	250

	Par Value	Value
Non-Agency—continued
JPMorgan Chase Commercial Mortgage Securities
Trust 2015-C31, AS
4.106%, 8/15/48	$295	$318
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A
3.500%, 6/25/29(3)(4)	108	110
2014-1, 2A12 144A
3.500%, 1/25/44(3)(4)	158	160
2016-SH1, M2 144A
3.750%, 4/25/45(3)(4)	242	249
2016-SH2, M2 144A
3.750%, 12/25/45(3)(4)	305	318
2017-5, A1 144A
3.178%, 10/26/48(3)(4)	353	357
2017-4, A3 144A
3.500%, 11/25/48(3)(4)	240	244
2018-8, A3 144A
4.000%, 1/25/49(3)(4)	389	396
LHOME Mortgage Trust 2019-RTL1, A1 144A
4.580%, 10/25/23(3)(4)(5)	355	359
MASTR Alternative Loan Trust 2005-5, 2A3
5.500%, 7/25/25	85	86
MASTR Specialized Loan Trust 2005-3, A2 144A
5.704%, 11/25/35(3)(4)	87	88
Mello Warehouse Securitization Trust 2019-1, C (1
month LIBOR + 1.200%) 144A
3.218%, 6/25/52(3)(4)(5)	175	175
MetLife Securitization Trust
2017-1A, M1 144A
3.716%, 4/25/55(3)(4)	150	156
2019-1A, A1A 144A
3.750%, 4/25/58(3)(4)	328	339
Mill City Mortgage Loan Trust
2017-1, A1 144A
2.750%, 11/25/58(3)(4)	93	93
2018-4, A1B 144A
3.500%, 4/25/66(3)(4)	770	788
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS
4.266%, 11/15/46	125	134
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A
2.768%, 1/25/48(3)(4)	292	291
2014-1A, A 144A
3.750%, 1/25/54(3)(4)	195	202
2015-2A, A1 144A
3.750%, 8/25/55(3)(4)	165	171
2016-1A, A1 144A
3.750%, 3/25/56(3)(4)	138	142
2016-4A, B1A 144A
4.500%, 11/25/56(3)(4)	277	299
2017-2A, A3 144A
4.000%, 3/25/57(3)(4)	129	135
2018-1A, A1A 144A
4.000%, 12/25/57(3)(4)	257	266
2019-NQM4, A1 144A
2.492%, 9/25/59(3)(4)(5)	380	380
OBX Trust
2018-EXP2, 1A1 144A
4.000%, 11/25/48(3)(4)	377	381
2019-INV1, A3 144A
4.500%, 11/25/48(3)(4)	243	251

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Non-Agency—continued
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	$260	$269
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(3)(4)	425	425
2019-NPL1, A1 144A 4.213%, 7/25/60(3)(4)	230	232
Progress Residential Trust 2018-SFR1, B 144A 3.484%, 3/17/35(3)	270	272
2018-SFR2, B 144A 3.841%, 8/17/35(3)	545	554
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	349	351
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	446	451
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(4)	196	196
Residential Asset Mortgage Products Trust 2004-SL1, A8 6.500%, 11/25/31	17	18
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	186	192
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	405	407
Sequoia Mortgage Trust 2013-8, B1 3.529%, 6/25/43(4)	175	180
2018-CH2, A12 144A 4.000%, 6/25/48(3)(4)	127	129
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	206	208
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A1 4.608%, 4/25/34(4)	92	96
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(3)(4)	34	34
Towd Point Mortgage Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.918%, 4/25/48(3)(4)	146	146
2015-1, A2 144A 3.250%, 10/25/53(3)(4)	255	256
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	135	138
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	130	138
2015-5, A2 144A 3.500%, 5/25/55(3)(4)	315	321
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	135	140
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	125	131
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	160	168
2018-4, A1 144A 3.000%, 6/25/58(3)(4)	400	410
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	127	128
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	315	320

	Par Value	Value
Non-Agency—continued
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	$235	$235
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(3)(4)	92	93
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	233	234
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(3)(4)	161	161
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(3)(4)	304	305
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(3)(4)	134	134
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(3)(4)	301	303
Verus Securitization Trust 2018-1, A1 144A 2.929%, 2/25/48(3)(4)	117	117
2018-2, B1 144A 4.426%, 6/1/58(3)(4)	415	420
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	216	219
2019-1, A1 144A 3.836%, 2/25/59(3)(4)	326	330
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	269	271
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	295	314
2015-LC20, A5 3.184%, 4/15/50	295	308
2015-LC20, B 3.719%, 4/15/50	150	158

		24,761

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $26,507)		26,960

ASSET-BACKED SECURITIES—10.3%

Automobiles—6.8%
ACC Trust 2018-1, B 144A 4.820%, 5/20/21(3)	295	297
American Credit Acceptance Receivables Trust 2018-1, C 144A 3.550%, 4/10/24(3)	400	402
2018-4, C 144A 3.970%, 1/13/25(3)	355	361
AmeriCredit Automobile Receivables Trust 2018-1, D 3.820%, 3/18/24	295	306
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	340	345
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(3)	310	321
DT Auto Owner Trust 2018-1A, C 144A 3.470%, 12/15/23(3)	335	337
Exeter Automobile Receivables Trust 2015-2A, C 144A 3.900%, 3/15/21(3)	60	60

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Automobiles—continued
2018-1A, C 144A 3.030%, 1/17/23(3)	$ 410	$ 412
2018-4A, D 144A 4.350%, 9/16/24(3)	365	379
2019-1A, D 144A 4.130%, 12/16/24(3)	355	368
2019-3A, C 144A 2.790%, 5/15/24(3)	295	297
Flagship Credit Auto Trust 2016-3, D 144A 3.890%, 11/15/22(3)	400	407
2019-1, C 144A 3.600%, 2/18/25(3)	235	242
Foursight Capital Automobile Receivables Trust 2017-1, B144A 3.050%, 12/15/22(3)	320	322
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(3)	359	359
2018-1A, B 144A 3.520%, 8/15/23(3)	410	413
2018-3A, C 144A 4.180%, 7/15/24(3)	455	470
Hertz Vehicle Financing II LP 2016-4A, A 144A 2.650%, 7/25/22(3)	405	406
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	295	298
Tesla Auto Lease Trust 2018-A, D 144A 3.300%, 5/20/20(3)	340	341
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	289	294
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	295	298
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	300	304

		8,039

Other—3.4%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(3)	235	237
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	355	355
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	356	367
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 3.475%, 5/15/29(3)(4)	235	235
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	338	347
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	216	221
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	123	125
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	34	34
ExteNet LLC 2019-1A, A2 144A 3.204%, 7/26/49(3)	175	177
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	102	102
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(3)	360	373

	Par Value		Value
Other—continued
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(3)	$ 335		$ 341
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	335		339
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(3)	305		308
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	295		302
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	131		128
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(3)	78		78

			4,069

Student Loan—0.1%
SoFi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	88		88

TOTAL ASSET-BACKED SECURITIES (Identified Cost $12,014)			12,196

CORPORATE BONDS AND NOTES—47.7%

Communication Services—3.2%
America Movil SAB de C.V. 6.450%, 12/5/22	20	MXN	98
AT&T, Inc. 4.250%, 3/1/27	265		288
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	245		227
Clear Channel Worldwide Holdings, Inc. 144A 9.250%, 2/15/24(3)	62		68
144A 5.125%, 8/15/27(3)	80		83
Consolidated Communications, Inc. 6.500%, 10/1/22(6)	250		231
Diamond Sports Group LLC 144A 5.375%, 8/15/26(3)	105		109
144A 6.625%, 8/15/27(3)	180		186
Discovery Communications LLC 3.950%, 3/20/28	325		339
DISH DBS Corp. 5.875%, 7/15/22	125		130
7.750%, 7/1/26	60		61
Frontier Communications Corp. 8.500%, 4/15/20(6)	110		57
11.000%, 9/15/25	175		79
144A 8.500%, 4/1/26(3)	110		110
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(3)	125		127
iHeartCommunications, Inc. 6.375%, 5/1/26(6)	34
8.375%, 5/1/27	6		7
144A 5.250%, 8/15/27(3)	15		16
Escrow 0.000%, 5/1/23(5)	55		—
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(3)	260		266
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	170		147
Meredith Corp. 6.875%, 2/1/26	145		147

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Communication Services—continued
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(3)	$105	$112
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(3)	100	100
144A 5.152%, 3/20/28(3)	200	217
Telesat Canada 144A 6.500%, 10/15/27(3)	220	224
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	400	429

		3,862

Consumer Discretionary—3.7%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	180	171
Beazer Homes USA, Inc. 5.875%, 10/15/27	170	165
Boyd Gaming Corp. 6.000%, 8/15/26	65	69
Brookfield Residential Properties, Inc. 144A 6.250%, 9/15/27(3)	355	357
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	310	327
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(3)	120	123
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	130	138
Eldorado Resorts, Inc. 6.000%, 9/15/26	75	82
Expedia Group, Inc. 144A 3.250%, 2/15/30(3)	140	140
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	285	296
GLP Capital LP 5.250%, 6/1/25	185	204
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)	130	135
IAA, Inc. 144A 5.500%, 6/15/27(3)	55	58
Lear Corp. 3.800%, 9/15/27	290	292
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(3)	135	152
Michaels Stores, Inc. 144A 8.000%, 7/15/27(3)	120	120
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(3)	15	16
144A 8.500%, 5/15/27(3)	200	202
PulteGroup, Inc. 7.875%, 6/15/32	180	220
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	80	85
Tenneco, Inc. 5.000%, 7/15/26(6)	125	102
Under Armour, Inc. 3.250%, 6/15/26	170	164
Vista Outdoor, Inc. 5.875%, 10/1/23(6)	235	216
Weekley Homes LLC 6.625%, 8/15/25	215	215

	Par Value	Value
Consumer Discretionary—continued
William Lyon Homes, Inc. 6.000%, 9/1/23	$285	$296

		4,345

Consumer Staples—1.5%
Albertson’s Cos. LLC 5.750%, 3/15/25	185	191
144A 5.875%, 2/15/28(3)	35	37
Altria Group, Inc. 4.400%, 2/14/26	59	63
4.800%, 2/14/29	450	493
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	320	350
Chobani LLC 144A 7.500%, 4/15/25(3)	180	172
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	140	124
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	295	313

		1,743

Energy—8.1%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	225	222
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(3)	260	257
Callon Petroleum Co. 6.125%, 10/1/24	101	99
Cheniere Energy Partners LP 5.625%, 10/1/26	125	133
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	20	21
CrownRock LP 144A 5.625%, 10/15/25(3)	240	242
Denbury Resources, Inc. 144A 9.250%, 3/31/22(3)	94	82
144A 7.750%, 2/15/24(3)	125	97
Encana Corp. 8.125%, 9/15/30	155	201
Energy Transfer Partners LP 5.000%, 10/1/22	314	333
EP Energy LLC 144A 8.000%, 11/29/24(1)(3)(6)	70	27
144A 7.750%, 5/15/26(1)(3)	55	41
Gazprom OAO Via Gaz Capital S.A. RegS 7.288%, 8/16/37(2)(7)	320	424
Geopark Ltd. 144A 6.500%, 9/21/24(3)	270	278
HollyFrontier Corp. 5.875%, 4/1/26	360	403
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	595	644
Kinder Morgan, Inc. 7.750%, 1/15/32	400	551
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(3)	295	304
MPLX LP 4.000%, 3/15/28	283	295
Nabors Industries, Inc. 5.500%, 1/15/23	110	91

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Energy—continued
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(3)(8)	$420	$110
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(9)	60	1
Pertamina Persero PT 144A 3.650%, 7/30/29(3)	245	252
144A 6.450%, 5/30/44(3)	760	977
Petrobras Global Finance B.V. 7.375%, 1/17/27	270	326
5.999%, 1/27/28	180	200
5.750%, 2/1/29	470	518
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	650	52
Petroleos Mexicanos 6.500%, 3/13/27	230	239
5.350%, 2/12/28	260	248
6.500%, 6/2/41	220	210
6.375%, 1/23/45	185	172
144A 6.840%, 1/23/30(3)	245	253
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	280	297
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(3)(6)	120	86
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(2)	320	382
Targa Resources Partners LP 5.875%, 4/15/26	100	106
Transocean, Inc. 144A 9.000%, 7/15/23(3)	85	88
USA Compression Partners LP 6.875%, 4/1/26	215	223
144A 6.875%, 9/1/27(3)	30	31
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	165	75
Weatherford International Ltd. 9.875%, 2/15/24(1)	65	23

		9,614

Financials—12.1%
Acrisure LLC 144A 8.125%, 2/15/24(3)	80	86
144A 7.000%, 11/15/25(3)	270	252
AerCap Ireland Capital DAC 3.650%, 7/21/27	310	316
Allstate Corp. (The) Series B 5.750%, 8/15/53(10)	365	390
Athene Holding Ltd. 4.125%, 1/12/28	325	334
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335	359
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	355	354
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	275	262
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	415	434
Banco Santander Chile 144A 3.875%, 9/20/22(3)	505	524
Bank of America Corp. 4.200%, 8/26/24	458	491

	Par Value		Value
Financials—continued
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	$390		$424
Bank of Montreal 3.803%, 12/15/32	326		338
Brighthouse Financial, Inc. 3.700%, 6/22/27	410		405
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	270		282
Capital One Financial Corp. 3.750%, 7/28/26	405		421
Citadel LP 144A 4.875%, 1/15/27(3)	235		240
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	85,000	KZT	205
Discover Bank 4.682%, 8/9/28	340		355
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440		446
E*TRADE Financial Corp. 4.500%, 6/20/28	400		436
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	365		395
Fairstone Financial, Inc. 144A 7.875%, 7/15/24(3)	35		37
FS KKR Capital Corp. 4.250%, 1/15/20	135		135
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.328%, 5/15/26(4)	510		513
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	335		372
ICAHN Enterprises LP 144A 6.250%, 5/15/26(3)	255		267
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	235		236
Jefferies Financial Group, Inc. 5.500%, 10/18/23	100		109
Jefferies Group LLC 4.850%, 1/15/27	60		64
JPMorgan Chase & Co. 2.950%, 10/1/26	475		488
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25		31
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.318%, 4/20/67(4)(10)	365		290
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	600		621
MetLife, Inc. Series D 5.875% (9)	173		187
Nationstar Mortgage Holdings, Inc. 144A 8.125%, 7/15/23(3)	105		109
Navient Corp. 6.750%, 6/25/25	290		299
Prudential Financial, Inc. 5.875%, 9/15/42	280		302
Santander Holdings USA, Inc. 3.500%, 6/7/24	175		180
4.400%, 7/13/27	200		214
Springleaf Finance Corp. 7.125%, 3/15/26	110		122
Synchrony Financial 3.950%, 12/1/27	470		482

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Financials—continued
Synovus Financial Corp. 5.900%, 2/7/29	$164	$174
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	360	377
Tempo Acquisition LLC 144A 6.750%, 6/1/25(3)	60	62
Toronto-Dominion Bank (The) 3.625%, 9/15/31	380	392
Voya Financial, Inc. 5.650%, 5/15/53	240	253
Wells Fargo & Co. Series S 5.900% (9)	300	322

		14,387

Health Care—3.0%
Advanz Pharma Corp. 8.000%, 9/6/24	41	40
Anthem, Inc. 2.875%, 9/15/29	350	346
Avantor, Inc. 144A 6.000%, 10/1/24(3)	100	107
144A 9.000%, 10/1/25(3)	145	163
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(3)	90	102
144A 8.500%, 1/31/27(3)	100	112
Bausch Health Cos., Inc. 144A 6.500%, 3/15/22(3)	20	21
144A 7.000%, 3/15/24(3)	30	32
144A 5.500%, 11/1/25(3)	160	167
144A 7.000%, 1/15/28(3)	140	151
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(3)	50	52
Centene Corp. 144A 5.375%, 6/1/26(3)	75	79
Eagle Holding Co. II LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(11)	125	126
PIK Interest Capitalization, 144A 7.750%, 5/15/22(3)(12)	120	121
Endo Dac 144A 6.000%, 7/15/23(3)	100	61
HCA, Inc. 5.625%, 9/1/28	185	206
5.875%, 2/1/29	25	28
4.125%, 6/15/29	305	319
Mylan NV 3.950%, 6/15/26	325	336
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)	75	68
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	300	310
Select Medical Corp. 144A 6.250%, 8/15/26(3)	125	131
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(3)(6)	35	31
144A 10.000%, 4/15/27(3)	100	102
Tenet Healthcare Corp. 8.125%, 4/1/22	60	65
4.625%, 7/15/24	70	72
144A 5.125%, 11/1/27(3)	80	83

	Par Value	Value
Health Care—continued
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	$140	$129

		3,560

Industrials—4.4%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(3)	235	248
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	360	370
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	358	370
Bombardier, Inc. 144A 7.500%, 3/15/25(3)	120	120
CNH Industrial N.V. 4.500%, 8/15/23	280	297
DP World plc 144A 6.850%, 7/2/37(3)	200	263
Garda World Security Corp. 144A 8.750%, 5/15/25(3)	180	185
GFL Environmental, Inc. 144A 8.500%, 5/1/27(3)	120	133
Granite Holdings US Acquisition Co. 144A 11.000%, 10/1/27(3)	180	174
Hillenbrand, Inc. 4.500%, 9/15/26	305	308
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	120	113
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	95	98
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(3)	295	288
Oshkosh Corp. 4.600%, 5/15/28	424	457
Owens Corning 3.400%, 8/15/26	330	332
3.950%, 8/15/29	331	337
Patrick Industries, Inc. 144A 7.500%, 10/15/27(3)	165	170
Pentair Finance S.a.r.l 4.500%, 7/1/29	345	358
Topaz Marine S.A. 144A 9.125%, 7/26/22(3)	200	209
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	284	300
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(3)(11)	175	157

		5,287

Information Technology—2.9%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	235	244
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	35	33
Broadcom Corp. 3.625%, 1/15/24	312	319
Broadcom, Inc. 144A 3.625%, 10/15/24(3)	200	204
Citrix Systems, Inc. 4.500%, 12/1/27	285	308

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Information Technology—continued
Dell International LLC 144A 8.100%, 7/15/36(3)	$ 140	$179
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	50	53
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	90	50
Juniper Networks, Inc. 3.750%, 8/15/29	260	261
Micron Technology, Inc. 4.185%, 2/15/27	290	298
Motorola Solutions, Inc. 4.600%, 2/23/28	228	246
4.600%, 5/23/29	120	131
PayPal Holdings, Inc. 2.850%, 10/1/29	295	296
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	235	237
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	305	307
VMware, Inc. 3.900%, 8/21/27	230	237

		3,403

Materials—4.4%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	425	459
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	215	222
ArcelorMittal 6.125%, 6/1/25	155	174
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(10)	225	263
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	115	115
CRH America Finance, Inc. 144A 3.400%, 5/9/27(3)	300	310
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	340	366
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	390	401
Greif, Inc. 144A 6.500%, 3/1/27(3)	155	164
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	300	313
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	250	260
LSB Industries, Inc. 144A 9.625%, 5/1/23(3)(6)	110	116
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(3)	115	109
Olin Corp. 5.625%, 8/1/29	230	239
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	115	119
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	305	339
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(3)	175	185
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(3)(7)	260	281
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	400	418

	Par Value	Value
Materials—continued
Trident TPI Holdings, Inc. 144A 9.250%, 8/1/24(3)	$ 115	$113
144A 6.625%, 11/1/25(3)	130	114
Vedanta Resources Ltd. 144A 6.125%, 8/9/24(3)	200	184

		5,264

Real Estate—2.3%
EPR Properties 4.750%, 12/15/26	130	140
4.500%, 6/1/27	205	218
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(3)	175	175
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	180	188
Iron Mountain, Inc. 144A 4.875%, 9/15/29(3)	245	249
Life Storage LP 3.875%, 12/15/27	135	143
4.000%, 6/15/29	200	214
MPT Operating Partnership LP 5.000%, 10/15/27	125	131
4.625%, 8/1/29	45	46
Office Properties Income Trust 4.500%, 2/1/25	385	397
Physicians Realty LP 4.300%, 3/15/27	330	353
Service Properties Trust 4.350%, 10/1/24	120	121
4.950%, 2/15/27	195	198
4.375%, 2/15/30	135	129

		2,702

Utilities—2.1%
CenterPoint Energy, Inc. 4.250%, 11/1/28	295	324
DPL, Inc. 144A 4.350%, 4/15/29(3)	294	290
Exelon Corp. 3.497%, 6/1/22	255	262
Ferrellgas Partners LP 8.625%, 6/15/20	50	38
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	390	412
Talen Energy Supply LLC 144A 7.250%, 5/15/27(3)	55	56
144A 6.625%, 1/15/28(3)	205	201
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	190	198
Texas Competitive Electric Escrow 0.000%, 11/1/49(5)	396	—
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/49(3)(5)	465	—	(13)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	305	351

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Utilities—continued
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(3)	$ 300	$308

		2,440

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $55,260)		56,607

LEVERAGED LOANS(4)—9.1%

Aerospace—0.4%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.800%, 12/6/25	55	55
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 6.104%, 4/6/26	72	72
Tranche B-2 (3 month LIBOR + 4.000%) 6.104%, 4/6/26	38	39
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 8.028%, 8/15/25	135	131
TransDigm, Inc. 2018, Tranche E (1 month LIBOR + 2.500%) 4.544%, 5/30/25	54	54
2018, Tranche F (1 month LIBOR + 2.500%) 4.544%, 6/9/23	46	45
Tranche G (1 month LIBOR + 2.500%) 4.544%, 8/22/24	29	29

		425

Chemicals—0.0%
Hexion, Inc. Tranche B (3 month LIBOR + 3.500%) 5.820%, 7/1/26	20	20

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.050%, 9/29/24	96	95

Consumer Non-Durables—0.7%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.544%, 4/6/24	242	240
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 6.256%, 5/15/23	136	129
Parfums Holding Co., Inc.
First Lien (3 month LIBOR + 4.250%) 6.374%, 6/30/24	141	140
Second Lien (3 month LIBOR + 8.750%) 10.860%, 6/27/25	150	149
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.028%, 6/16/25	153	130

		788

Energy—0.6%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 12.419%, 12/31/21	190	165
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 7.104%, 3/27/24	154	155

	Par Value	Value
Energy—continued
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.506%, 4/11/22	$ 270	$233
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.294%, 10/30/24	202	195
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 5.250%, 7/16/21(1)(5)	1	—

		748

Financial—0.7%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.544%, 8/4/25	110	112
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.044%, 6/16/25	222	222
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 5.000%, 6/30/22(1)	204	82
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 5.794%, 10/1/25	184	184
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.044%, 12/27/22	58	58
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.807%, 6/28/23	217	217

		875

Food / Tobacco—0.3%
H-Food Holdings LLC
(1 month LIBOR + 3.688%) 5.731%, 5/23/25	34	32
2018, Tranche B-2 (1 month LIBOR + 4.000%) 6.044%, 5/23/25	144	136
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.044%, 8/16/23	108	104
Shearer’s Foods LLC Second Lien (3 month LIBOR + 6.750%) 0.000%, 6/30/22(14)	150	149

		421

Food and Drug—0.0%
Albertsons LLC 2019, Tranche B-7 (1 month LIBOR + 2.750%) 4.794%, 11/17/25	45	45

Forest Prod / Containers—0.1%
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.294%, 1/31/25	81	71

Gaming / Leisure—0.7%
Affinity Gaming (1 month LIBOR + 3.250%) 5.294%, 7/3/23	351	339
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.790%, 4/29/24	111	108
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 4.876%, 8/14/24	128	127

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Gaming / Leisure—continued
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.604%, 7/10/25	$ 161	$162
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 3.250%, 4/29/26	97	97

		833

Healthcare—0.9%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.455%, 1/16/23	41	36
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.542%, 10/31/25	124	124
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 5.125%, 1/4/26	25	25
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.544%, 6/30/25	188	188
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 4.789%, 11/27/25	57	57
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 5.044%, 6/7/23	54	54
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.794%, 10/10/25	106	86
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.554%, 11/16/25	188	188
Navicure, Inc. Tranche B, First Lien (3 month LIBOR + 4.000%) 0.000%, 9/18/26(14)	35	35
NVA Holdings, Inc. Tranche B-4 (1 month LIBOR + 3.500%) 5.544%, 2/2/25	20	20
Ortho-Clinical Diagnostics, Inc. (3 month LIBOR + 3.250%) 5.563%, 6/30/25	130	126
Phoenix Guarantor, Inc. First Lien (1 month LIBOR + 4.500%) 6.567%, 3/5/26	45	45
Sotera Health holdings LLC (1 month LIBOR + 3.500%) 5.567%, 5/16/22	60	60

		1,044

Housing—0.4%
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.044%, 3/24/25	47	47
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	190	189
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 4.044%, 11/21/24	257	258

		494

Information Technology—1.0%
Air Newco LLC Tranche B (3 month LIBOR + 4.250%) 0.000%, 9/18/26(14)	85	84
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 9.104%, 9/19/25	112	113

	Par Value	Value
Information Technology—continued
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 6.294%, 10/2/25	$ 119	$115
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 4.050%, 9/19/25	95	96
Kronos, Inc. 2018 (3 month LIBOR + 3.000%) 5.253%, 11/1/23	315	315
Second Lien (3 month LIBOR + 8.250%) 10.503%, 11/1/24	99	100
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	72	72
Tranche B-4 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	47	47
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.294%, 7/2/25	273	265

		1,207

Manufacturing—0.3%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.710%, 8/17/22	233	180
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.044%, 3/29/25	113	113
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 6.044%, 5/31/25	98	96

		389

Media / Telecom - Broadcasting—0.2%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 5.300%, 8/24/26	90	90
iHeartCommunications, Inc. (1 month LIBOR + 4.000%) 6.100%, 5/1/26	11	12
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 0.000%, 9/18/26(14)	95	95

		197

Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.278%, 1/15/26	100	99

Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.794%, 1/31/25	191	190
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 6.544%, 11/1/24	36	32
Second Lien (1 month LIBOR + 8.250%) 10.294%, 11/1/25	150	131
West Corp. Tranche B (1 month LIBOR + 4.000%) 6.044%, 10/10/24	129	115

		468

Media / Telecom - Wireless Communications—0.2%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.294%, 4/4/26	235	234

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value
Metals / Minerals—0.1%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.313%, 6/2/25	$ 138	$112

Retail—0.1%
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 8.057%, 10/25/23	130	99

Service—1.2%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 5.044%, 3/20/25	20	19
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.054%, 2/6/26	120	121
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 5.044%, 5/30/25	188	186
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.544%, 6/30/24	69	68
J2 Acquisition Ltd. Tranche B, First Lien (3 month LIBOR + 2.500%) 0.000%, 9/25/26(14)	40	40
Pearl Intermediate Parent LLC
First Lien (1 month LIBOR + 2.750%) 4.794%, 2/14/25	141	136
First Lien (3 month LIBOR + 1.000%) 1.000%, 2/14/25(15)	10	9
First Lien (3 month LIBOR + 1.000%) 4.794%, 2/14/25	32	31
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.294%, 1/3/25	225	225
Prime Security Services Borrower LLC 2019, Tranche B-1 (3 month LIBOR + 3.250%) 5.210%, 9/23/26	178	176
Sedgwick Claims Management Services, Inc. Tranche B (1 month LIBOR + 4.000%) 6.044%, 9/30/26	189	190
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 5.550%, 7/17/25	117	117
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.800%, 2/1/23	109	107

		1,425

Utility—0.6%
APLP Holdings LP (1 month LIBOR + 2.750%) 4.794%, 4/13/23	191	191
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.544%, 8/1/25	228	229
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 4.860%, 4/5/26	120	120
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.320%, 12/31/20	105	106

	Par Value	Value
Utility—continued
(4 month LIBOR + 1.125%) 1.125%, 12/31/20(15)	$ 35	$35

		681

TOTAL LEVERAGED LOANS (Identified Cost $11,133)		10,770

	Shares
PREFERRED STOCKS—1.5%

Financials—1.2%
Bank of New York Mellon Corp. (The) Series E, 4.950%	290(16)	292
Huntington Bancshares, Inc. Series E, 5.700%	96(16)	98
JPMorgan Chase & Co. Series Z, 5.300%	70(16)	71
KeyCorp Series D, 5.000%(17)	300(16)	310
M&T Bank Corp. Series F, 5.125%(17)	229(16)	240
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405(16)	420

		1,431

Industrials—0.3%
General Electric Co. Series D, 5.000%	332(16)	315

TOTAL PREFERRED STOCKS (Identified Cost $1,685)		1,746

COMMON STOCKS—0.0%

Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(18)	1,381	3

Consumer Discretionary—0.0%
Mark IV Industries(5)	828	22

Energy—0.0%
Frontera Energy Corp.	2,618	25

TOTAL COMMON STOCKS (Identified Cost $59)		50

RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.(5)(18)	7,753	7

TOTAL RIGHTS (Identified Cost $7)		7

WARRANT—0.0%

Communication Services—0.0%
iHeartMedia, Inc.(5)(18)	587	8

TOTAL WARRANT (Identified Cost $10)		8

TOTAL LONG-TERM INVESTMENTS—99.4% (Identified Cost $117,008)		118,010

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Shares	Value
SECURITIES LENDING COLLATERAL—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(19)(20)	819,954	$820

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $ 820)		820

TOTAL INVESTMENTS—100.1%		$118,830
(Identified Cost $ 117,828)
Other assets and liabilities, net—(0.1)%		(149)

NET ASSETS—100.0%		$118,681

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Foreign Currencies:
KZT	Kazakhstani Tenge
MXN	Mexican Peso

Footnote Legend:

(1)  Security in default; no interest payments are being received during the bankruptcy proceedings.

(2)  Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $68,233 or 57.5% of net assets.

(4)  Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	All or a portion of security is on loan.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	87% of the income received was in cash and 13% was in PIK.
(9)	No contractual maturity date.
(10)	Interest payments may be deferred.
(11)	100% of the income received was in cash.
(12)	First pay date will be in November 2019.
(13)	Amount is less than $500.
(14)	This loan will settle after September 30, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(15)	Represents unfunded portion of security and commitment fee earned on this portion.
(16)	Value shown as par value.
(17)	Interest may be forfeited.
(18)	Non-income producing.
(19)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(20)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†

United States	75%
Canada	3
Netherlands	3
Mexico	3
Indonesia	1
Luxembourg	1
Chile	1
Other	13

Total	100%

† % of total investments as of September 30, 2019.

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$12,196	$—	$12,196	$—
Corporate Bonds and Notes	56,607	—	56,607	—	(1)
Foreign Government Securities	8,217	—	8,217	—
Leveraged Loans	10,770	—	10,770	—	(2)
Mortgage-Backed Securities	26,960	—	26,046	914
Municipal Bonds	778	—	778	—
U.S. Government Security	671	—	671	—
Equity Securities:
Preferred Stocks	1,746	—	1,746	—
Common Stocks	50	28	—	22
Rights	7	—	—	7
Warrant	8	—	—	8
Securities Lending Collateral	820	820	—	—

Total Investments	$118,830	$848	$117,031	$951

(1)	Amount is less than $500.
(2)	Security held by the Fund with an end of period value of $0 was categorized as Level 3 in this table.

Securities held by the Series with an end of period value of $1 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end. Securities held by the Series with an end period value of $22 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

Some of the Series’ investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Common Stocks	Corporate Bonds And Notes			Leveraged Loans			Mortgage-Backed Securities		Rights	Warrants
Investments in Securities
Balance as of December 31, 2018:	$6	$—		$1			$—		$—		$5	$—
Accrued discount/(premium)	—(a )	—		—(a	)		—		—(a	)	—	—
Change in unrealized appreciation (depreciation)(b)	13	—		—(a	)		—(a	)	4		2	7
Purchases	935	—		24			—		910		—	1
Sales(c)	(24)	—		(24)			—		—		—	—
Transfers into of Level 3(e)	22	22		—			—		—		—	—
Transfers from of Level 3(e)	(1)	—		(1)			—		—		—	—

Balance as of September 30, 2019	$951	$22	$	—(a	)(d)	$	—(d	)	$914		$7	$8

(a) Amount is less than $500.

(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2019, was $18.

(c) Includes paydowns on securities.

(d) Includes internally fair valued security currently priced at $0.

(e) “Transfers into and/or from” represent the ending value as of September 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

See Notes to Schedule of Investments.

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to Series’ most recent semi or annual report.